Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions	Related party transactions:
	Year ended December 31,
	2023	2022	2021

Share-based compensation expenses to Board members	$4,926	$30,684	$-

Management and consulting fees to Board members	$133,681	$258,397	$-

Cost of revenues*)	$29,110	$-	$1,501

Business development services income	$50,000	$-	$-

Development services	$191,170	$121,721	$29,046
*)	Related to cost of products purchased from one on the Mr. Gottlieb’s companies.
	December 31,
	2023	2022

Short-term liabilities due to a related party	$498,781	$-

Long-term loans from related party	$589,468	$1,088,250